Shareholders' equity	12 Months Ended
Dec. 31, 2019
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Disclosure of share capital, reserves and other equity interest [text block]
13.	Shareholders' equity

The Company is authorized to issue an unlimited number of preferred shares and common shares with no par value. No preferred shares have been issued or were outstanding at December 31, 2019 or December 31, 2018.

The Company manages its capital structure and makes adjustments to it, based on the funds available to the Company, in order to support the acquisition, exploration and development of mineral properties. The Board of Directors does not establish quantitative return on capital criteria for management, but rather relies on the expertise of the Company's management to sustain future development of the business.

The properties in which the Company currently has an interest are in the exploration stage, as such the Company is dependent on external financing to fund its activities. In order to carry out the planned exploration and pay for administrative costs, the Company will spend its existing working capital and raise additional amounts as needed. Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the Company, is reasonable. There were no changes in the Company's approach to capital management during 2019. The Company considers its capital to be share capital, stock-based compensation, contributed surplus and deficit. The Company is not subject to externally imposed capital requirements.

a)	Equity financings

During the fourth quarter of 2019, the Company entered into an agreement with two securities dealers, for an At-The-Market offering program, entitling the Company, at its discretion, and from time to time, to sell up to US$40 million in value of common shares of the Company. This program can be in effect until the Company's Shelf Registration Statement expires in June 2021. During the fourth quarter of 2019, the Company issued 231,084 shares, at an average selling price of $17.58 per share, for net proceeds of $4.0 million under the offering.

Subsequent to the year end, the Company issued 382,807 shares, at an average selling price of $17.96 per share, for net proceeds of $6.7 million under Company's At-The-Market offering.

In September 2019, the Company closed a non-brokered private placement flow-through financing and issued 100,000 common shares at $24.64 per common share for gross proceeds of $2.5 million. The Company committed to renounce its ability to deduct qualifying exploration expenditures for the equivalent value of the gross proceeds of the flow-through financing and transfer the deductibility to the purchasers of the flow-through shares. The effective date of the renouncement is December 31, 2019. At the time of issuance of the flow-through shares, $0.5 million premium was recognized as a liability on the consolidated statements of financial position. As at December 31, 2019, $2.0 million of qualifying exploration expenditures were incurred and $0.4 million of the premium was recognized through other income on the consolidated statement of operations and comprehensive loss.

In August 2019, the Company closed a private placement of 1.2 million common shares, at a price of $17.02 per common share, for gross proceeds of $20.4 million.

In December 2018, the Company closed a non-brokered private placement flow-through financing and issued 250,000 common shares at $20.50 per share for gross proceeds of $5.1 million. The Company committed to renounce its ability to deduct qualifying exploration expenditures for the equivalent value of the gross proceeds of the flow-through financing and transfer the deductibility to the purchasers of the flow-through shares. The effective date of the renouncement was December 31, 2018. At the time of issuance of the flow-through shares, $0.8 million premium was recognized as a liability on the consolidated statements of financial position. As at December 31, 2019, $5.1 million of qualifying exploration expenditures were incurred and the full $0.8 million of the premium was recognized through other income on the consolidated statement of operations and comprehensive loss.

In November 2018, the Company closed a non-brokered private placement of one million common shares, at a price of $14.00 per share, for gross proceeds of $14.0 million. As part of the private placement agreement, the Company also granted an option to increase the size of the private placement by an additional 250,000 common shares exercisable until December 24, 2018. The 250,000 options were fully exercised on December 14, 2018 at a price of $14.00 per share, for gross proceeds of $3.5 million.

In May 2018, the Company closed a flow-through financing and issued 1,150,000 common shares at $17.16 per share for gross proceeds of $19.7 million. The Company committed to renounce its ability to deduct qualifying exploration expenditures for the equivalent value of the gross proceeds of the flow-through financing and transfer the deductibility to the purchasers of the flow-through shares. The effective date of the renouncement was December 31, 2018. At the time of issuance of the flow-through shares, a $4.1 million premium was recognized as a liability on the consolidated statements of financial position with the balance recorded as share capital. Since the close of financing and to the end of 2018, $19.7 million of qualifying exploration expenditures were incurred and the full $4.1 million premium was recognized through other income on the consolidated statements of operations and comprehensive loss.

b)	Warrants

As part of the acquisition agreement of Snowstorm Exploration LLC in June 2017, the Company issued 500,000 common share purchase warrants exercisable for four years at $15.65 per share, which are still outstanding as at December 31, 2019.

c)	Stock options and Restricted share units

The Company provides compensation to directors and employees in the form of stock options and Restricted Share Units ("RSU"s).

Pursuant to the Share Option Plan, the Board of Directors has the authority to grant options, and to establish the exercise price and life of the option at the time each option is granted, at a price not less than the closing price of the common shares on the Toronto Stock Exchange on the date of the grant of such option and for a period not exceeding five years. All exercised options are settled in equity.

Pursuant to the Company's RSU Plan, the Board of Directors has the authority to grant RSUs, and to establish terms of the RSUs including the vesting criteria and the life of the RSU. The life of the RSU is not to exceed two years.

Stock option and RSU transactions were as follows:

	Options			RSUs		Total
	Number of Options	Weighted Average Exercise Price ($)	Amortized Value of options ($000s)	Number of RSUs	Amortized Value of RSUs ($000s)	Stock-based Compensation ($000s)
Outstanding January 1, 2019	3,458,805	11.95	16,657	68,000	183	16,840
Granted	50,000	17.72	168	140,100	274	442
Exercised option or vested RSU	(503,831)	10.38	(2,333)	(68,000)	(1,051)	(3,384)
Expired	(1,824)	6.30	(33)	-	-	(33)
Amortized value of stock-based compensation	-	-	4,087	-	868	4,955
Outstanding at December 31, 2019	3,003,150	12.32	18,546	140,100	274	18,820

Exercisable at December 31, 2019	911,816

	Options			RSUs		Total
	Number of Options	Weighted Average Exercise Price ($)	Amortized Value of options ($000s)	Number of RSUs	Amortized Value of RSUs ($000s)	Stock-based Compensation ($000s)
Outstanding January 1, 2018	3,618,509	11.34	15,758	127,750	791	16,549
Granted	618,000	15.58	372	68,000	183	555
Exercised option or vested RSU	(777,704)	12.00	(3,377)	(127,750)	(1,510)	(4,887)
Amortized value of stock-based compensation	-	-	3,904	-	719	4,623
Outstanding at December 31, 2018	3,458,805	11.95	16,657	68,000	183	16,840

Exercisable at December 31, 2018	1,208,306

The outstanding share options at December 31, 2019 expire at various dates between February 2020 and June 2024. A summary of options outstanding, their remaining life and exercise prices as at December 31, 2019 is as follows:

	Options Outstanding		Options Exercisable
	Number	Remaining	Number
Exercise price	outstanding	contractual life	Exercisable
$9.00	425,000	4 months	-
$11.13	245,000	1 year	245,000
$13.52	100,000	1 year 3 months	100,000
$17.16	50,000	1 year 5 months	-
$17.14	50,000	1 year 5 months	50,000
$10.45	849,164	2 years	299,164
$13.14	600,001	3 years	198,334
$16.94	50,000	3 years 10 months	-
$15.46	568,000	4 years	3,333
$17.72	50,000	4 years 6 months	-
$6.30	15,985	2 months to 1 year 2 months	15,985
	3,003,150		911,816

During the year ended December 31, 2019, 503,831 options were exercised for proceeds of $5.2 million and 68,000 RSUs vested. In total, 571,831 common shares were issued.

In December 2018, 568,000 five-year options with an exercise price of $15.46, to purchase common shares of the Company, with a grant-date fair value of $4.3 million, were granted. Of these, 408,000 options were granted to board members that were subject to shareholder approval. 150,000 options were granted to members of senior management. The remaining 10,000 options were granted to a member of management and vest over a three-year period. At the end of the second quarter of 2019, shareholders approved the 408,000 options granted to the board members, and the fair value was re-estimated, at the time, resulting in an additional $0.4 million fair value that will be recognized over the estimated service period. During the second quarter of 2019, the shareholders also approved the grant of 50,000 five-year options to a new Board member, with an exercise price of $17.72 and fair value of $0.4 million. Vesting of the options to the Board members and senior management is subject to the Company entering into a major transaction on one of the Company's two core assets or other transformative transaction. The fair value of these new options, and the additional fair value, is being amortized over the estimated service period.

In October 2018, 50,000 five-year options with an exercise price of $16.94, to purchase common shares of the Company, with a grant-date fair value of $0.4 million, were granted to a new Board member. Vesting of these options is subject to the Company entering into a major transaction on one of the Company's two core exploration properties or other transformative transaction. The fair value of these options is being amortized over the service life of the options.

The fair value of the options granted is estimated on the dates of grant using a Black Scholes option-pricing model with the following assumptions:

	2019	2018
Dividend yield	Nil	Nil
Expected volatility	54%	55 - 57%
Risk-free rate of return	1.40%	1.40 -2.38%
Expected life of options	5 year	4.5 - 5 year

In 2019, the Board granted 140,100 RSUs. Of these, 32,500 RSUs were granted to the board members, 74,200 RSUs were granted to members of senior management, and the remaining 33,400 RSUs were granted to other employees of the Company. The fair value of the grants, of $2.4 million, was estimated as at the grant date and will be amortized over the expected service period of the grants. The expected service period of approximately six months from the date of the grant was dependent on certain corporate objectives being met. As at December 31, 2019, $0.3 million of the fair value of the grants was amortized.

In 2018, the Board granted 68,000 RSUs to members of management. The fair value of the grants, of $1.1 million, was estimated at the grant date and was amortized over the expected service period of the grants. The expected service period of three and a half months from the date of the grant was dependent on certain corporate objectives being met. In 2019, the fair value of the grants was fully amortized and all 68,000 RSUs were vested and were exchanged for common shares of the Company.

Subsequent to December 31, 2019, 30,967 options were exercised for proceeds of $0.3 million.

d)	Basic and diluted net loss per common share

For the years ended December 31, 2019 and 2018, basic and diluted net loss per common share are computed by dividing the net loss for the period by the weighted average number of common shares outstanding for the year. The potential effect of stock options, RSUs and warrants has been excluded from the calculation of diluted loss per common share as the effect would be anti-dilutive. At December 31, 2019 there was a total of 3,003,150 stock options and 140,100 RSUs outstanding (December 31, 2018 – 3,458,805 and 68,000 respectively).